Severance Pay Obligations, Net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of employee benefits expense [abstract]
Other comprehensive loss (income)	$ 24	$ 5	$ (6)
Employee benefit expense	$ 318	$ 266	$ 254